Cryptocurrencies	12 Months Ended
Dec. 31, 2024
Cryptocurrencies [Abstract]
Cryptocurrencies

6.      Cryptocurrencies

The following table presents the Company’s significant cryptocurrencies holdings as of December 31, 2024:

	Quantity	Cost Basis	Fair Value
Bitcoin	361	256,709,226	242,889,018
USDT	9	67	67
Total cryptocurrencies held as of December 31, 2024		256,709,293	242,889,085

The following table presents a roll-forward of the Company’s cryptocurrencies holdings during the year ended December 31, 2024:

	Bitcoin Fair Value	USDT Fair Value
	RMB	RMB
Cryptocurrencies at December 31, 2023	—	—
Additions of cryptocurrencies:
Purchases	249,257,750	—
Acquired through issuance of ordinary shares	7,451,476	28,842,982
Disposition of cryptocurrencies	—	(28,842,915)
Unrealized loss on cryptocurrencies	(15,744,170)	—
Foreign currency translation adjustment	1,923,962	—
Cryptocurrencies at December 31, 2024	242,889,018	67